Schedule H, Line 4(i) – Schedule of Assets (Held at End of Year) (Details) - EBP Represented Employee	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loans, current value	$ 65,780,708
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loans, interest rate	3.25%
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loans, interest rate	9.50%